Net Loss Per Share or Unit - Narrative (Details) - shares shares in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive shares (in shares)	16.8	16.8